UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	April 30, 2007

Date of reporting period:	July 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund

Portfolio of Investments July 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (50.3%)
	Aerospace & Defense (0.6%)
$435	McDonnell Douglas Corp.	6.875%		11/01/06	$436,067
330	Northrop Grumman Corp.	4.079		11/16/06	328,586
65	Raytheon Co.	6.15		11/01/08	65,922
55	Raytheon Co.	6.75		08/15/07	55,541
					886,116
	Air Freight/Couriers (0.3%)
385	Fedex Corp.	2.65		04/01/07	377,191

	Airlines (0.3%)
435	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	435,296

	Auto Parts: O.E.M. (0.4%)
530	Johnson Controls, Inc.	5.00		11/15/06	528,643

	Beverages: Alcoholic (0.3%)
460	Miller Brewing Co. - 144A*	4.25		08/15/08	448,098

	Building Products (0.1%)
200	Masco Corp.	4.625		08/15/07	197,316

	Cable/Satellite TV (0.9%)
710	Comcast Cable Communications, Inc.	6.875		06/15/09	733,946
427	Cox Communications Inc.	5.869	†	12/14/07	429,255
250	Cox Communications Inc.	7.75		08/15/06	250,130
					1,413,331
	Casino/Gaming (0.3%)
455	Harrahs Operating Co. Inc.	7.125		06/01/07	459,587

	Chemicals: Major Diversified (0.2%)
275	ICI Wilmington Inc.	4.375		12/01/08	266,959

	Computer Processing Hardware (0.2%)
235	Hewlett-Packard Co.	5.339		5/22/2009	235,302

	Containers/Packaging (0.1%)
145	Sealed Air Corp. - 144A*	6.95		05/15/09	149,743

	Department Stores (0.6%)
160	Federated Department Stores, Inc.	6.30		04/01/09	162,608
820	May Department Stores Co., Inc.	3.95		07/15/07	806,115
					968,723
	Drugstore Chains (0.1%)
100	CVS Corp.	3.875		11/01/07	97,946

	Electric Utilities (7.0%)
415	Ameren Corp.	4.263		05/15/07	410,798
385	Appalachian Power Co. (Series G)	3.60		05/15/08	372,319
475	Baltimore Gas & Electric Co.	6.625		03/15/08	482,813
1,175	Carolina Power & Light Company Inc.	6.80		08/15/07	1,190,203
480	CC Funding Trust I	6.90		02/16/07	482,983
710	Columbus Southern Power Co.	4.40		12/01/10	676,243
110	Commonwealth Edison Co.	3.70		02/01/08	106,750
2,120	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	2,118,497
270	Consumers Energy Co.	4.80		02/17/09	264,331
350	Dominion Resources Inc.	5.687		05/15/08	350,379
335	Duke Energy Corp.	3.75		03/05/08	326,223
185	Entergy Gulf States, Inc.	3.60		06/01/08	177,800
295	Entergy Gulf States, Inc.	5.631	†	12/01/09	292,321
605	FPL Group Capital Inc.	5.551		02/16/08	605,064
1,090	Pacific Gas & Electric Co.	3.60		03/01/09	1,041,346
230	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	225,853
595	Peco Energy Co.	3.50		05/01/08	575,598
450	Southwestern Public Service Co. (Series A)	6.20		03/01/09	456,383
345	Wisconsin Electric Power Co.	3.50		12/01/07	336,510
					10,492,414
	Electrical Products (0.3%)
480	Cooper Industries Inc.	5.25		07/01/07	476,680

	Environmental Services (0.2%)
360	WMX Technologies, Inc.	7.00		10/15/06	360,931

	Finance/Rental/Leasing (3.2%)
840	American Honda Finance Corp. - 144A*	3.85		11/06/08	811,463
545	CIT Group, Inc.	2.875		09/29/06	542,837
710	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	683,222
355	MBNA Corp.	5.58	†	05/05/08	357,779
1,360	Nationwide Buildings Society - 144A* (United Kingdom)	2.625		01/30/07	1,341,402
500	Residential Capital Corp.	6.125		11/21/08	497,017
600	SLM Corp.	4.00		01/15/10	571,489
					4,805,209
	Financial Conglomerates (4.5%)
145	Chase Manhattan Corp.	7.00		11/15/09	151,193
695	CIT Group Inc. (Series MTN)	4.75		08/15/08	685,578
1,780	Citigroup Global Markets Inc.	5.41	†	12/12/06	1,780,863
485	Citigroup Inc.	3.625		02/09/09	465,122
595	Citigroup Inc.	5.50		08/09/06	595,008
715	General Electric Capital Corp.	4.25		12/01/10	683,973
535	General Electric Capital Corp.	5.375		03/15/07	534,869
815	ING Security Life Institutional - 144A*	2.70		02/15/07	801,034
1,045	Pricoa Global Funding I - 144A*	3.90		12/15/08	1,007,868
					6,705,508
	Food Retail (1.5%)
230	Fred Meyer, Inc.	7.45		03/01/08	235,977
1,780	Kroger Co.	7.625		09/15/06	1,783,339
290	Safeway Inc.	7.50		09/15/09	304,572
					2,323,888
	Food: Major Diversified (1.2%)
565	General Mills Inc.	3.875		11/30/07	551,738
1,270	Kraft Foods Inc.	5.25		06/01/07	1,264,576
					1,816,314
	Forest Products (0.0%)
57	Weyerhaeuser Co.	6.125		03/15/07	57,067

	Gas Distributors (1.0%)
170	Keyspan Corp.	4.90		05/16/08	168,297
320	NiSource Finance Corp.	5.764	†	11/23/09	320,748
44	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628		09/15/06	44,393
1,025	Sempra Energy	4.75		05/15/09	1,003,289
					1,536,727
	Home Furnishings (0.3%)
450	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	452,357

	Hotels/Resorts/Cruiselines (0.5%)
545	Hyatt Equities LLC - 144A*	6.875		06/15/07	548,734
210	Starwood Hotels & Resorts Worldwide, Inc.	7.375	†	05/01/07	212,363
					761,097
	Household/Personal Care (0.3%)
510	Clorox Co. (The)	5.444	†	12/14/07	510,891

	Industrial Conglomerates (0.3%)
400	Textron Financial Corp.	4.125		03/03/08	391,182

	Insurance Brokers/Services (0.8%)
1,265	Marsh & McLennan Companies Inc.	5.375		03/15/07	1,263,024

	Integrated Oil (0.8%)
1,228	Conoco Funding Co. (Canada)	5.45		10/15/06	1,227,894

	Investment Banks/Brokers (1.3%)
1,055	Goldman Sachs Group Inc. (The)	4.125		01/15/08	1,036,291
917	Lehman Brothers Holdings, Inc.	8.25		06/15/07	938,275
					1,974,566
	Investment Managers (1.3%)
1,240	TIAA Global Markets - 144A*	3.875		01/22/08	1,210,605
750	TIAA Global Markets - 144A*	5.00		03/01/07	746,918
					1,957,523
	Life/Health Insurance (2.7%)
1,540	Genworth Financial, Inc.	5.479	†	06/15/07	1,542,812
585	John Hancock Financial Services, Inc.	5.625		12/01/08	588,294
1,255	Met Life Global Funding I - 144A*	3.375		10/05/07	1,215,903
355	Monumental Global Funding II - 144A*	3.85		03/03/08	345,989
350	Monumental Global Funding II - 144A*	4.375		07/30/09	339,600
					4,032,598

	Major Banks (6.0%)
1,290	ABN Amro Bank (Netherlands)	5.222	†	05/11/07	1,291,073
800	Bank of America Corp.	3.375		02/17/09	762,885
265	Bank of America Corp.	4.75		10/15/06	264,561
80	Bank of America Corp.	5.25		02/01/07	79,885
285	Bank of New York Co., Inc. (The)	5.20		07/01/07	284,073
955	Branch Banking & Trust Corp. (Series BKNT)	5.341	†	06/04/07	956,045
755	HBOS TSY SRVCS PLC - 144A*	5.625		07/20/09	758,348
500	Huntington National Bank	2.75		10/16/06	497,197
895	Key Bank NA	7.125		08/15/06	895,397
315	Popular North America Inc. (Series MTN)	5.65		04/15/09	314,219
1,420	Suntrust Bank Atlanta	7.25		09/15/06	1,422,451
180	Wachovia Corp.	3.625		02/17/09	172,416
880	Wachovia Corp.	4.95		11/01/06	878,393
365	Wells Fargo Company	3.12		08/15/08	349,740
					8,926,683
	Major Telecommunications (1.0%)
325	Deutsche Telekom International Finance Corp. (Netherlands)	8.00	†	06/15/10	351,023
385	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	371,232
740	Verizon Global Funding Corp.	6.125		06/15/07	743,666
					1,465,921
	Managed Health Care (0.3%)
480	UnitedHealth Group Inc.	4.125		08/15/09	461,922

	Media Conglomerates (0.5%)
340	Time Warner, Inc.	6.15		05/01/07	341,550
155	Viacom Inc. - 144A*	5.691		06/16/09	155,110
300	Viacom Inc. - 144A*	5.75		04/30/11	294,710
					791,370
	Medical Specialties (0.4%)
605	Baxter International Inc.	5.196		02/16/08	601,626

	Motor Vehicles (0.4%)
295	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	286,445
345	DaimlerChrysler North American Holdings Co.	5.74	†	03/13/09	345,608
					632,053
	Multi-Line Insurance (1.0%)
125	AXA Financial, Inc.	6.50		04/01/08	126,491
490	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	490,493
500	International Lease Finance Corp.	3.75		08/01/07	490,778
310	International Lease Finance Corp.	4.625		06/02/08	305,350
					1,413,112
	Oil & Gas Pipelines (0.4%)
555	Enbridge Energy Partners, LP	4.00		01/15/09	533,058

	Other Metals/Minerals (0.2%)
245	Brascan Corp. (Canada)	8.125		12/15/08	257,551

	Property - Casualty Insurers (1.8%)
845	Allstate Finance Global Funding II - 144A*	2.625		10/22/06	839,546
815	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	794,513
255	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	253,020
405	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	400,882
500	XLLIAC Global Funding - 144A*	4.80		08/10/10	484,461
					2,772,422
	Pulp & Paper (0.3%)
365	International Paper Co.	3.80		04/01/08	354,222
175	Sappi Papier Holding AG - 144A* (Austria)	6.75		06/15/12	165,173
					519,395
	Railroads (1.4%)
385	Burlington North Santa Fe Railway Co.	6.125		03/15/09	390,899
270	Norfolk Southern Corp.	7.35		05/15/07	273,527
285	Union Pacific Corp.	3.625		06/01/10	266,065
1,120	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	1,135,148
					2,065,639
	Real Estate Development (0.5%)
418	World Financial Properties - 144A*	6.91		09/01/13	434,770
369	World Financial Properties - 144A*	6.95		09/01/13	384,216
					818,986
	Real Estate Investment Trusts (0.5%)
418	EOP Operating LP	6.763		06/15/07	443,843
369	Simon Property Group LP	6.375		11/15/07	331,449
					775,292
	Regional Banks (1.3%)
510	BSCH ISSUANCES NOTE	7.625		11/03/09	543,890
845	US Bancorp (Series MTNN)	5.10		07/15/07	841,001
525	US Bank NA (Series BKNT)	2.85		11/15/06	521,076
					1,905,967

	Savings Banks (1.4%)
420	Household Finance Corp.	4.125		12/15/08	407,981
1,010	Household Finance Corp.	6.40		06/17/08	1,026,732
150	Sovereign Bank (Series CD)	4.00		02/01/08	146,343
255	Washington Mutual Inc.	7.50		08/15/06	255,163
310	Washington Mutual Inc.	8.25		04/01/10	334,357
					2,170,576
	Trucks/Construction/Farm Machinery (0.9%)
500	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	488,376
525	John Deere Capital Corp.	3.375		10/01/07	511,821
360	John Deere Capital Corp.	4.50		08/22/07	356,162
					1,356,359
	Wireless Telecommunications (0.4%)
580	Vodafone Group PLC (United Kingdom)	5.59	†	12/28/07	580,205
	Total Corporate Bonds (Cost $78,845,967)				75,658,258

	U.S. Government Agencies - Mortgage-Backed Securities (19.2%)
867	Federal Home Loan Mortgage Corp. ARM	3.534		07/01/34	851,580
1,340	Federal Home Loan Mortgage Corp. ARM	4.151		08/01/34	1,328,554
17	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29 - 09/01/29	18,040
3,143	Federal Home Loan Mortgage Corp. PC Gold	7.50		10/01/26 - 08/01/32	3,258,188
488	Federal National Mortgage Assoc.	3.757		06/01/34	489,472
976	Federal National Mortgage Assoc.	6.50		01/01/29 - 07/01/32	992,501
4,539	Federal National Mortgage Assoc.	7.00		02/01/26 - 09/01/36	4,662,691
2,200	Federal National Mortgage Assoc.	7.00		***	2,255,531
685	Federal National Mortgage Assoc.	7.50		09/01/29 - 09/01/32	708,779
927	Federal National Mortgage Assoc. ARM	3.583		07/01/34	918,769
1,228	Federal National Mortgage Assoc. ARM	4.105		09/01/34	1,213,310
1,432	Federal National Mortgage Assoc. ARM	4.202		05/01/35	1,416,825
1,211	Federal National Mortgage Assoc. ARM	4.310		04/01/35	1,191,932
1,262	Federal National Mortgage Assoc. ARM	4.338		05/01/35	1,245,953
946	Federal National Mortgage Assoc. ARM	4.511		04/01/35	933,035
1,345	Federal National Mortgage Assoc. ARM	4.759		07/01/35	1,316,689
1,821	Federal National Mortgage Assoc. ARM	4.775		09/01/35	1,782,570
1,117	Federal National Mortgage Assoc. ARM	5.663		07/01/33	1,131,985
1,351	Government National Mortgage Assoc. II	4.375	†	06/20/22 - 05/20/23	1,350,150
1,493	Government National Mortgage Assoc. II	4.50	†	08/20/29 - 09/20/29	1,489,437
319	Government National Mortgage Assoc. II	5.125	†	10/20/24 - 12/20/24	320,362
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $29,307,744)				28,876,353

	Private Issues - Collateralized Mortgage Obligations (14.0%)
663	Bear Stearns Series 2003-3 3A	5.735	†	10/25/33	664,282
825	Bear Stearns Series 2006-AR1 1A2	5.650	†	10/25/36	825,000
3,961	CountryWide Alt Ln Tst - 2005-81 X1 IO	0.955	†	02/25/37	216,610
5,250	CountryWide Alt Ln Tst - 2006-0A1 2X IO	1.04	†	03/20/46	256,873
6,268	CountryWide Home Loans - 2004-25 1X IO	1.56	†	02/25/35	145,937
155	CountryWide Alt Ln Tst - 2006-0A6N N1 144A*	5.25		07/25/46	153,465
933	CountryWide Alt Ln Tst - 2006-OA1 1A2	5.678	†	03/20/46	933,460
112	DSLA Nim Corp. - 2006-1 N1 144A*	5.926		04/20/46	111,696
2,659	Greenpoint Mortgage Funding Tst - 2005-AR3 X1 IO	1.206	†	08/25/45	80,598
871	Greenpoint Mortgage Funding Tst - 2006-AR2 4A1	6.282	†	03/25/36	894,221
4,565	Greenpoint Mortgage Funding Tst - 2005-AR4 X4 IO	1.99	†	10/25/45	143,353
900	Harborview Mortgage Loan Trust - 2006-7 2A1B	5.638	†	10/19/37	900,000
2	Harborview Mortgage Loan Trust - 2006-1 PO1 PO	0.00		03/19/37	1,610
0	Harborview Mortgage Loan Trust - 2006-5 PO2 PO	0.00		07/19/47	10
3,702	Harborview Mortgage Loan Trust - 2006-5 X2 IO	2.031	†	07/19/47	157,903
10,296	Harborview Mortgage Loan Trust - 2005-16 X3 IO	0.599	†	01/19/36	279,920
4,520	Harborview Mortgage Loan Trust - 2005-3 X2 IO	0.321	†	06/19/35	96,748
5,242	Harborview Mortgage Loan Trust - 2006-1 X1 IO	0.414	†	03/19/37	253,084
3,618	Harborview Mortgage Loan Trust - 2005-16 X1 IO	1.045	†	01/19/36	111,360
5,564	Harborview Mortgage Loan Trust - 2005-2 X IO	1.464	†	05/19/35	133,009
961	Harborview Mortgage Loan - 2006-1 2A1A	5.61	†	03/19/37	963,149
1,906	Harborview Mortgage Loan Trust - 2005-16 4A1A	6.282	†	01/19/36	1,950,451
91	Harborview Nim Corp. 2006-BU1 N1 144A*	5.926		02/20/46	90,505
165	INDYMAC Indx Nim Corp. - 2006-AR6 N1 144A*	6.654		06/25/46	165,392
164	Lehman XS Net Int Mrgn NT -2006-GP1 A1	6.25	†	05/28/46	163,814
890	Luminent Mortgage Trust - 2006-1 A1 144A*	5.625		04/25/36	893,162
878	Luminent Mortgage Trust - 2006-2 A1B	5.665	†	02//25/46	879,933
139	Rali Nim Corp. - 2006- Q04 N1 144A*	6.048		04/25/46	138,599
470	Residential Accredit Loans Inc. - 2006-Q01 1A1	5.645	†	02/25/46	470,722
471	Residential Accredit Loans Inc. - 2006-Q01 2A1	5.655	†	02/25/46	472,689
743	Residential Accredit Loans Inc. - 2006-Q01 2A2	5.715	†	02/25/46	746,382
898	Residential Accredit Loans Inc. - 2006-Q06 A2	5.615	†	06/25/46	897,957

815	Structured Asset Mortgage Investments Inc. - 2006-AR1 2A2	5.695	†	02/25/36	818,802
1,062	Structured Asset Mortgage Investments Inc. - 2006-AR2 A2	5.695	†	02/25/36	1,064,361
5,561	Washington Mutual Mortgage Pass-Through Certificates 2004-AR10 X IO	0.610	†	07/25/44	102,534
3,168	Washington Mutual Mortgage Pass-Through Certificates 2004-AR8 X IO	0.610	†	06/25/44	59,889
7,936	Washington Mutual Mortgage Pass-Through Certificates 2004-AR12 X IO	0.634	†	10/25/44	131,440
1,638	Washington Mutual Mortgage Pass-Through Certificates 2005-AR13 A1B3	5.745	†	10/25/45	1,647,591
648	Washington Mutual Mortgage Pass-Through Certificates 2005-AR8 2AB3	5.745	†	07/25/45	650,614
1,603	Washington Mutual Mortgage Pass-Through Certificates 2005-AR10 B2	5.725	†	09/25/35	1,613,763
750	Washington Mutual Mortgage Pass-Through Certificates 2006-AR6 2A	5.542	†	08/25/46	750,000
	Total Private Issues - Collateralized Mortgage Obligations
	(Cost $21,344,246)				21,030,888

	Asset-Backed Securities (11.5%)
	Finance/Rental/Leasing
275	Aegis Asset Backed Securities Trust 2004-2 B1	7.385		06/25/34	278,722
1,800	Capital Auto Receivables Asset Trust 2006-1 A3	5.03		10/15/09	1,789,755
600	Capital One Multi-Asset Execution Trust 2005-A2 A2	4.05		02/15/11	587,814
1,675	Capital One Prime Auto Receivables Trust 2006-1 A3	4.99		09/15/10	1,666,135
1,000	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,004,662
1,800	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	1,752,759
1,450	CNH Equipment Trust 2005-A A3	4.02		04/15/09	1,433,805
975	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	974,920
554	Harley-Davidson Motorcycle Trust 2002-2 A2	3.09		06/15/10	542,084
2,444	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	2,401,269
725	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	716,559
150	Home Equity Asset Trust 2004-3 B1	7.485	†	08/25/34	152,882
1,500	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	1,460,581
1,500	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	1,481,333
625	Nissan Auto Receivables Owner Trust 2006-C A3	5.44		04/15/10	626,172
425	Park Place Securities Inc. 2004-MCW1 M7	7.235	†	10/25/34	435,219
	Total Asset-Backed Securities (Cost $17,524,721)				17,304,671

	U.S. Government Agencies - Collateralized Mortgage Obligations (2.9%)
1,506	Federal Home Loan Mortgage Corp. 2182 ZC	7.50		09/15/29	1,571,141
1,765	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	1,760,945
1,049	Federal National Mortgage Assoc. 2005-27 NA (PAC)	6.50		06/25/35	1,078,685
	Total U.S. Government Agencies - Collateralized Mortgage Obligations (Cost $4,528,275)				4,410,771

	Short-Term Investments (4.1%)
	U.S. Government Obligation (a) (0.1%)
200	U.S. Treasury Bill** (Cost $195,390)	5.09		01/11/07	195,390

	Repurchase Agreement (4.0%)
5,950	Joint repurchase agreement account (dated 07/31/06; proceeds $5,950,871) (b) (Cost $5,950,000)	5.27		08/01/06	5,950,000

	Total Short-Term Investments (Cost $6,145,390)				6,145,390

	Total Investments (Cost $157,696,343) (c) (d)			102.0%	153,426,331

	Liabilities in Excess of Other Assets			(2.0)	(3,004,065)

	Net Assets			100.0%	$150,422,266

ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2006.
IO	Interest Only Security.
PAC	Planned Amortization Class.
PC	Participation Certificate.
PO	Principal Only Security.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $27,367.
***

Securities were purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security; rate shown is the rate in effect at July 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

Securities have been designated as collateral in an amount equal to $57,656,537 in connection with securities purchased on a forward commitment basis, when-issued securities and open futures contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $114,572 and the aggregate gross unrealized depreciation is $4,384,584, resulting in net unrealized depreciation of $4,270,012.

Futures Contracts Open at July 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
185	Long	U.S. Treasury Note 2 year,
		September 2006	$37,641,721	$16,975
25	Short	90 Day EURO$ Future
		September 2007	(5,926,250)	(18,506)
106	Short	U.S. Treasury Note 2 year,
		September 2006	(11,047,188)	(48,823)

		Net Unrealized Depreciation		$(50,354)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006